Organization (Details Textual)	12 Months Ended
Dec. 31, 2014
Bladex Representacao Ltda [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Bladex Representacao Ltda., incorporated under the laws of Brazil on January 7, 2000, acts as the Banks representative office in Brazil.
Parent Entity Ownership Percentage In Subsidiary	99.999%
Maximum Equity Interest Held By Any Registered Owner	0.001%
Bladex Holdings Inc [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Entity Incorporation, Date Of Incorporation	May 30, 2000
Subsidiary or Equity Method Investee, Nature of Operations	Bladex Holdings Inc. is a wholly owned subsidiary, incorporated under the laws of the State of Delaware, United States of America (USA), on May 30, 2000. Bladex Holdings Inc. has ownership in two subsidiaries: Bladex Representacao Ltda. and Bladex Investimentos Ltda.
Bladex Investimentos Ltda [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Entity Incorporation, Date Of Incorporation	May 03, 2011
Parent Entity Ownership Percentage In Subsidiary	99.00%
Maximum Equity Interest Held By Any Registered Owner	1.00%
New York Agency [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Entity Incorporation, Date Of Incorporation	Mar. 27, 1989
Subsidiary or Equity Method Investee, Nature of Operations	The New York Agency is principally engaged in financing transactions related to international trade, mostly the confirmation and financing of letters of credit for customers of the Region. The New York Agency has also established an International Banking Facility (IBF).
Bladex Development Corp [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Entity Incorporation, Date Of Incorporation	Jun. 05, 2014
Parent Entity Ownership Percentage In Subsidiary	100.00%
BLX Soluciones, S.A. de C.V., SOFOM, E.N.R [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Entity Incorporation, Date Of Incorporation	Jun. 13, 2014
Subsidiary or Equity Method Investee, Nature of Operations	The company specializes in offering financial leasing and other products such as loans and factoring.
Parent Entity Ownership Percentage In Subsidiary	99.90%
Maximum Equity Interest Held By Any Registered Owner	0.10%